Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Impairment recognized for equity method investments	¥ 150	$ 21	¥ 0
Carrying amount of equity method investments	25,700			$ 3,600	¥ 27,100
Impairment charges recognized on equity investments without readily determinable fair value	¥ 2,300	$ 327	¥ 527